UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04809

LIBERTY ALL-STAR EQUITY FUND

(Exact name of registrant as specified in charter)

1290 Broadway, Suite 1100, Denver, Colorado 80203

(Address of principal executive offices) (Zip code)

Erin D. Nelson, Esq.

ALPS Fund Services, Inc.

1290 Broadway, Suite 1100

Denver, Colorado 80203

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 623-2577

Date of fiscal year end: December 31

Date of reporting period: July 1, 2014 – September 30, 2014

Item 1 – Schedule of Investments.

	SHARES	MARKET VALUE
COMMON STOCKS (97.22%)
CONSUMER DISCRETIONARY (16.44%)
Auto Components (1.47%)
Johnson Controls, Inc.	253,564	$11,156,816
TRW Automotive Holdings Corp.(a)	62,325	6,310,406

		17,467,222

Automobiles (0.61%)
General Motors Co.	157,600	5,033,744
Tesla Motors, Inc.(a)	8,880	2,154,999

		7,188,743

Hotels, Restaurants & Leisure (4.52%)
Carnival Corp.	238,040	9,562,067
Chipotle Mexican Grill, Inc.(a)	8,200	5,466,038
Marriott International, Inc., Class A	200,781	14,034,592
McDonald’s Corp.	61,500	5,830,815
Starbucks Corp.	248,849	18,778,145

		53,671,657

Household Durables (2.09%)
Lennar Corp., Class A	195,990	7,610,292
PulteGroup, Inc.	367,588	6,491,604
Taylor Morrison Home Corp., Class A(a)	71,159	1,154,199
Toll Brothers, Inc.(a)	307,516	9,582,198

		24,838,293

Internet & Catalog Retail (2.26%)
Amazon.com, Inc.(a)	50,907	16,414,453
priceline.com, Inc.(a)	7,295	8,451,841
Shutterfly, Inc.(a)	40,253	1,961,932

		26,828,226

Media (2.82%)
CBS Corp., Class B	68,990	3,690,965
Comcast Corp., Class A	113,109	6,083,002
The Interpublic Group of Cos., Inc.	128,075	2,346,334
News Corp., Class A(a)	305,600	4,996,560
News Corp., Class B(a)	112,445	1,813,738
Omnicom Group, Inc.	93,825	6,460,789
Time Warner Cable, Inc.	16,241	2,330,421
The Walt Disney Co.	64,597	5,751,071

		33,472,880

Specialty Retail (1.97%)
The Home Depot, Inc.	65,318	5,992,273
Office Depot, Inc.(a)	578,317	2,972,549
Ross Stores, Inc.	29,837	2,255,080
Staples, Inc.	437,175	5,289,818

	SHARES	MARKET VALUE
COMMON STOCKS (continued)
Specialty Retail (continued)
Tiffany & Co.	70,915	$6,829,824

		23,339,544

Textiles, Apparel & Luxury Goods (0.70%)
Kate Spade & Co.(a)	113,577	2,979,125
NIKE, Inc., Class B	59,396	5,298,123

		8,277,248

CONSUMER STAPLES (4.40%)
Beverages (1.49%)
The Coca-Cola Company	98,000	4,180,680
Diageo PLC(b)	23,316	2,690,666
PepsiCo, Inc.	62,100	5,780,889
SABMiller PLC(b)	91,428	5,079,740

		17,731,975

Food & Staples Retailing (1.29%)
Costco Wholesale Corp.	75,177	9,421,182
CVS Caremark Corp.	73,500	5,849,865

		15,271,047

Food Products (0.75%)
Mead Johnson Nutrition Co.	71,300	6,860,486
Whitewave Foods Co.(a)	56,475	2,051,737

		8,912,223

Household Products (0.67%)
The Procter & Gamble Co.	95,000	7,955,300

Personal Products (0.20%)
The Estee Lauder Cos., Inc., Class A	31,686	2,367,578

ENERGY (13.03%)
Energy Equipment & Services (4.57%)
Baker Hughes, Inc.	66,300	4,313,478
Dril-Quip, Inc.(a)	46,520	4,158,888
Oceaneering International, Inc.	75,875	4,944,774
Schlumberger Ltd.	248,338	25,253,491
Weatherford International Ltd.(a)	747,508	15,548,166

		54,218,797

Oil, Gas & Consumable Fuels (8.46%)
Anadarko Petroleum Corp.	27,244	2,763,631
Arch Coal, Inc.	2,149,113	4,556,120
BP PLC(b)	244,300	10,736,995
Chesapeake Energy Corp.	479,016	11,012,578
Chevron Corp.	58,000	6,920,560
Cobalt International Energy, Inc.(a)	193,032	2,625,235

	SHARES	MARKET VALUE
COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
ConocoPhillips	86,500	$6,618,980
CONSOL Energy, Inc.	84,687	3,206,250
Devon Energy Corp.	203,731	13,890,380
Exxon Mobil Corp.	44,775	4,211,089
Murphy Oil Corp.	81,475	4,636,742
Occidental Petroleum Corp.	85,000	8,172,750
Peabody Energy Corp.	752,006	9,309,834
Royal Dutch Shell PLC, Class A(b)	154,493	11,761,552

		100,422,696

FINANCIALS (27.29%)
Capital Markets (4.99%)
Ameriprise Financial, Inc.	34,980	4,315,832
The Charles Schwab Corp.	267,000	7,847,130
Franklin Resources, Inc.	85,600	4,674,616
The Goldman Sachs Group, Inc.	37,450	6,874,697
Morgan Stanley	379,600	13,122,772
State Street Corp.	230,100	16,937,661
UBS AG	313,400	5,443,758

		59,216,466

Commercial Banks (4.85%)
Barclays PLC(b)	258,421	3,827,215
BB&T Corp.	205,000	7,628,050
Comerica, Inc.	70,225	3,501,419
First Republic Bank	102,030	5,038,242
Huntington Bancshares, Inc.	115,822	1,126,948
The PNC Financial Services Group, Inc.	70,666	6,047,596
Regions Financial Corp.	408,078	4,097,103
SunTrust Banks, Inc.	444,978	16,922,513
Wells Fargo & Co.	181,000	9,388,470

		57,577,556

Consumer Finance (2.53%)
American Express Co.	42,500	3,720,450
Capital One Financial Corp.	101,000	8,243,620
Visa, Inc., Class A	84,736	18,080,120

		30,044,190

Diversified Financial Services (6.93%)
Bank of America Corp.	1,274,064	21,722,791
Citigroup, Inc.	408,754	21,181,632
CME Group, Inc.	72,045	5,760,358
JPMorgan Chase & Co.	451,000	27,168,240
Voya Financial, Inc.	163,575	6,395,783

		82,228,804

	SHARES	MARKET VALUE
COMMON STOCKS (continued)
Insurance (6.56%)
ACE Ltd.	86,700	$9,092,229
The Allstate Corp.	109,067	6,693,442
American International Group, Inc.	303,891	16,416,192
Assured Guaranty Ltd.	256,286	5,679,298
Axis Capital Holdings Ltd.	156,000	7,383,480
First American Financial Corp.	102,242	2,772,803
The Hartford Financial Services Group, Inc.	231,645	8,628,776
MetLife, Inc.	304,725	16,369,827
Willis Group Holdings PLC	115,350	4,775,490

		77,811,537

Real Estate Investment Trusts (1.43%)
American Tower Corp.	120,360	11,269,307
Columbia Property Trust, Inc.	68,027	1,623,804
NorthStar Realty Finance Corp.	234,000	4,134,780

		17,027,891

HEALTH CARE (10.29%)
Biotechnology (2.11%)
Alexion Pharmaceuticals, Inc.(a)	22,259	3,690,987
BioMarin Pharmaceutical, Inc.(a)	80,245	5,790,479
Celgene Corp.(a)	87,430	8,286,616
Gilead Sciences, Inc.(a)	12,500	1,330,625
Pharmacyclics, Inc.(a)	50,927	5,980,358

		25,079,065

Health Care Equipment & Supplies (1.80%)
Becton, Dickinson & Co.	43,350	4,933,663
Hologic, Inc.(a)	340,000	8,272,200
Zimmer Holdings, Inc.	80,500	8,094,275

		21,300,138

Health Care Providers & Services (1.91%)
Catamaran Corp.(a)	248,244	10,463,485
Cigna Corp.	80,500	7,300,545
Laboratory Corp. of America Holdings(a)	48,350	4,919,612

		22,683,642

Health Care Technology (1.38%)
athenahealth, Inc.(a)	47,600	6,268,444
Cerner Corp.(a)	170,168	10,136,908

		16,405,352

Life Sciences Tools & Services (1.02%)
Illumina, Inc.(a)	36,800	6,032,256
Thermo Fisher Scientific, Inc.	50,000	6,085,000

		12,117,256

	SHARES	MARKET VALUE
COMMON STOCKS (continued)
Pharmaceuticals (2.07%)
Abbott Laboratories	107,925	$4,488,601
Allergan, Inc.	30,955	5,515,871
Johnson & Johnson	69,000	7,354,710
Teva Pharmaceutical Industries Ltd.(b)	134,200	7,213,250

		24,572,432

INDUSTRIALS (5.90%)
Aerospace & Defense (1.97%)
The Boeing Co.	9,225	1,175,081
Bombardier, Inc., Class B	870,308	2,924,235
Precision Castparts Corp.	65,006	15,398,621
Textron, Inc.	109,217	3,930,720

		23,428,657

Building Products (0.48%)
Masco Corp.	238,725	5,710,302

Electrical Equipment (0.63%)
Eaton Corp. PLC	118,500	7,509,345

Machinery (1.26%)
Caterpillar, Inc.	62,000	6,139,860
Navistar International Corp.(a)	20,020	658,858
Parker-Hannifin Corp.	52,825	6,029,974
Pentair PLC	31,548	2,066,078

		14,894,770

Professional Services (0.13%)
Verisk Analytics, Inc., Class A(a)	25,928	1,578,756

Trading Companies & Distributors (1.22%)
Fastenal Co.	244,830	10,992,867
United Rentals, Inc.(a)	30,762	3,417,658

		14,410,525

Transportation Infrastructure (0.21%)
Aegean Marine Petroleum Network, Inc.	271,629	2,490,838

INFORMATION TECHNOLOGY (19.10%)
Communications Equipment (1.99%)
Cisco Systems, Inc.	321,000	8,079,570
QUALCOMM, Inc.	207,500	15,514,775

		23,594,345

Computers & Peripherals (1.88%)
Hewlett-Packard Co.	490,500	17,398,035

	SHARES	MARKET VALUE
COMMON STOCKS (continued)
Computers & Peripherals (continued)
Stratasys Ltd.(a)	40,642	$4,908,741

		22,306,776

Electronic Equipment & Instruments (1.36%)
Corning, Inc.	229,200	4,432,728
TE Connectivity Ltd.	150,475	8,319,763
Trimble Navigation Ltd.(a)	111,215	3,392,057

		16,144,548

Internet Software & Services (6.03%)
Alibaba Group Holding Ltd.(a)(b)	32,166	2,857,949
CoStar Group, Inc.(a)	23,783	3,699,208
eBay, Inc.(a)	59,928	3,393,723
Equinix, Inc.(a)	32,545	6,915,161
Facebook, Inc., Class A(a)	123,026	9,723,975
Google, Inc., Class A(a)	13,981	8,226,560
Google, Inc., Class C(a)	31,353	18,101,968
LinkedIn Corp., Class A(a)	33,820	7,027,458
Mercadolibre, Inc.	32,920	3,576,758
Rackspace Hosting, Inc.(a)	249,540	8,122,527

		71,645,287

IT Services (0.27%)
Teradata Corp.(a)	76,500	3,206,880

Semiconductors & Semiconductor Equipment (1.76%)
ARM Holdings PLC(b)	139,420	6,091,260
Intel Corp.	218,275	7,600,335
Micron Technology, Inc.(a)	210,577	7,214,368

		20,905,963

Software (5.81%)
Microsoft Corp.	317,775	14,732,049
Oracle Corp.	191,025	7,312,437
Salesforce.com, Inc.(a)	416,122	23,939,499
ServiceNow, Inc.(a)	97,400	5,725,172
Splunk, Inc.(a)	101,300	5,607,968
Symantec Corp.	265,482	6,241,482
VMware, Inc., Class A(a)	57,600	5,405,184

		68,963,791

MATERIALS (0.69%)
Chemicals (0.59%)
EI du Pont de Nemours & Co.	97,500	6,996,600

	SHARES	MARKET VALUE
COMMON STOCKS (continued)
Metals & Mining (0.10%)
Alcoa, Inc.	72,225	$1,162,100

UTILITIES (0.08%)
Electric Utilities (0.08%)
FirstEnergy Corp.	27,905	936,771

TOTAL COMMON STOCKS
(COST OF $932,007,424)		1,153,914,012

EXCHANGE TRADED FUND (0.09%)
Exchange Traded Fund (0.09%)
iShares® Russell 1000 Value	10,000	1,000,900

TOTAL EXCHANGE TRADED FUND
(COST OF $1,023,103)		1,000,900

	PAR VALUE
SHORT TERM INVESTMENT (2.92%)
REPURCHASE AGREEMENT (2.92%)

Repurchase agreement with State Street Bank & Trust

Co., dated 9/30/14, due 10/01/14 at 0.01%,

collateralized by Federal Home Loan Mortgage Corp.,

3.00%, 03/15/43, market value of $35,375,812 and par

value of $42,525,000. (Repurchase proceeds of

$34,668,010).

(COST OF $34,668,000)	$34,668,000	$34,668,000

TOTAL INVESTMENTS (100.23%)
(COST OF $967,698,527)(c)		1,189,582,912

LIABILITIES IN EXCESS OF OTHER ASSETS (-0.23%)		(2,680,626)

NET ASSETS (100.00%)		$ 1,186,902,286

NET ASSET VALUE PER SHARE
(178,172,356 SHARES OUTSTANDING)		$6.66

(a)	Non-income producing security.
(b)	American Depositary Receipt.
(c)	Cost of investments for federal income tax purposes is $974,610,233.

Gross unrealized appreciation and depreciation at September 30, 2014 based on cost of investments for federal income tax purposes is as follows:

Gross unrealized appreciation	$ 282,104,956
Gross unrealized depreciation	(67,132,277)

Net unrealized appreciation	$ 214,972,679

See Notes to Schedule of Investments.

Security Valuation

Equity securities including common stocks and exchange traded funds are valued at the last sale price at the close of the principal exchange on which they trade, except for securities listed on the NASDAQ Stock Market LLC (“NASDAQ”), which are valued at the NASDAQ official closing price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing in more than 60 days for which market quotations are readily available are valued at current market value. Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value. Repurchase agreements are valued at cost, which approximates fair value. Investments for which market quotations are not readily available are valued at fair value as determined in good faith under consistently applied procedures approved by and under the general supervision of the Fund’s Board of Trustees.

Foreign Securities

The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible reevaluation of currencies, the inability to repatriate foreign currency, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers. For the period ended September 30, 2014, the Fund only held American Depositary Receipts and did not hold any securities denominated in foreign currencies.

Security Transactions

Security transactions are recorded on trade date. Cost is determined and gains/(losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Repurchase Agreements

The Fund engages in repurchase agreement transactions with institutions that the Fund’s investment advisor has determined are creditworthy. The Fund, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral is at least equal, at all times, to the value of the repurchase obligation, including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights. These collateral agreements mitigate the counterparty credit risk by providing for a single net settlement with a counterparty of all financial transactions covered by the agreement in an event of default as defined under such agreement.

Repurchase agreements are entered into by the Fund under a Master Repurchase Agreement (“MRA”) which permits the Fund, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due or from the Fund.

Income Recognition

Interest income is recorded on the accrual basis. Corporate actions and dividend income are recorded on the ex-date.

The Fund estimates components of distributions from real estate investment trusts (“REITs”). Distributions received in excess of income are recorded as a reduction of the cost of the related investments. Once the REIT reports annually the tax character of its distributions, the Fund revises its estimates. If the Fund no longer owns the applicable securities, any distributions received in excess of income are recorded as realized gains.

Fair Value Measurements

The Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Valuation techniques used to value the Fund’s investments by major category are as follows:

Equity securities and exchange traded funds, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the mean of the most recent quoted bid and ask prices on such day and are generally categorized as Level 2 in the hierarchy. Repurchase agreements are valued at cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments.

These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1	–	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;
Level 2	–

Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3	–

Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2014:

	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$1,153,914,012	$ –	$ –	$1,153,914,012
Exchange Traded Fund	1,000,900	–	–	1,000,900
Short Term Investment	–	34,668,000	–	34,668,000

Total	$1,154,914,912	$ 34,668,000	$ –	$1,189,582,912

*	See Schedule of Investments for industry classifications.

The Fund recognizes transfers between levels as of the end of the period. For the period ended September 30, 2014, the Fund did not have any transfers between Level 1 and Level 2 securities. The Fund did not have any securities which used significant unobservable inputs (Level 3) in determining fair value during the period.

Indemnification

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund. Also, under the Fund’s organizational documents and by contract, the Trustees and Officers of the Fund are indemnified against certain liabilities that may arise out of their duties to the Fund. However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be minimal.

Item 2 - Controls and Procedures.

(a)	The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the registrant’s Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LIBERTY ALL-STAR EQUITY FUND

By:	/s/ William Parmentier
William Parmentier
President (principal executive officer)

Date:	November 26, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William Parmentier
William Parmentier
President (principal executive officer)

Date:	November 26, 2014

By:	/s/ Kimberly Storms
Kimberly Storms
Treasurer (principal financial officer)

Date:	November 26, 2014